Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
2. Summary of significant accounting policies

This note provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements. These accounting policies have been consistently applied to all the years presented, unless otherwise stated. The financial statements are for the group consisting of Dunxin Financial Holdings Limited, its subsidiaries and variable interest entity (the “Group”).

2.1 Basis of preparation

(i)	Compliance with IFRS

The consolidated financial statements of the Group have been prepared in accordance with applicable International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

(ii)	Historical cost convention

The financial statements have been prepared on a historical cost basis.

(iii)	Liquidity

The Company had negative cash flows for the years ended December 31, 2018 and 2017, the net cash decreased during the year were RMB17.9 million and RMB75.1 million for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, we had cash balances totaled RMB3.2 million.

The Company has taken an intensive review of operations and expenditures, including intensify loan and interest collection initiative, initiating a new supply chain lending business which is expected to bring in new revenue to the Company. The Company has also acquired the financial support letter from Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, and from Dunxin Holdings Co., Ltd, a company that is 70% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei and is 30% owned by Chief Personal/Human Resource Officer, Ms. Wenting Xiao, which have expressed the willingness and intention to provide the necessary financial support to the Company, so as to enable the Company to meet its liabilities as and when it falls due and to carry on its business without a significant curtailment of operations for the next 12 months from the issuance date of this report.

The Company believes that available cash and cash equivalents, future cash provided by operating activities, together with the efforts from aforementioned management plan and actions, should enable the Company to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Company has prepared the consolidated financial statements on a going concern basis. However, the Company continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing the Company’s business development activities, suspending the pursuit of its business plan, controlling operating expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Company will raise additional capital if needed.

2.2 Basis of consolidation

(i)	Subsidiaries

Subsidiaries are entities (including variable interest entity) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated in preparing the consolidated financial statements. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(ii)	Non-controlling interests

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statements of Profit and Other Comprehensive Income, the Consolidated Statements of Financial Position and Consolidated Statements of Changes in Equity respectively.

2.3 Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

•	fair values of the assets transferred;

•	liabilities incurred to the former owners of the acquired business;

•	equity interests issued by the group;

•	fair value of any asset or liability resulting from a contingent consideration arrangement; and

•	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are with limited exceptions, measured initially at their fair values at the acquisition date. The group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred.

The excess of the

•	consideration transferred,

•	amount of any non-controlling interest in the acquired entity, and

•	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

2.4 Segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the steering committee that makes strategic decisions. The Group operates in only one segment.

2.5 Foreign currency translation

(i)	Functional and presentation currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Chinese Renminbi (RMB), which is the Company’s presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in the statement of profit and other comprehensive income.

Foreign exchange gains and losses are presented in the Consolidated Statements of Profit and Other Comprehensive Income on a net basis within other income or other expenses.

(iii)	Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(a)	assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position;

(b)	income and expenses for each consolidated statement of profit and other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(c)	all resulting exchange differences are recognized in other comprehensive income.

2.6 Interest

Interest (IFRS 9 - 2018 only)

Interest income and expense for all financial instruments are recognized in “Net interest income” as “Interest income” and “Interest expense” in the Consolidated Statement of Profit and Other Comprehensive Income using the effective interest method. Interest income for financial assets held at amortized cost is recognized in profit or loss using the effective interest method.

The effective interest rate is the rate that exactly discount estimated future cash payments or receipts through the expected life of the financial asset or financial liability (or, where appropriate, a shorter period) to the gross carrying amount of a financial asset (i.e. its amortized cost before any impairment allowance) or to the amortized cost of a financial liability. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument but does not consider expected credit losses and includes transaction costs, premiums or discounts and fees and points paid or received that are integral to the effective interest rate, such as origination fees.

When the Group revises the estimates of future cash flows, the carrying amount of the respective financial assets or financial liability is adjusted to reflect the new estimate discounted using the original effective interest rate. Any changes are recognized in profit or loss.

The interest income / interest expense is calculated by applying the effective interest rate to the gross carrying amount of non-credit impaired financial assets (i.e. at the amortized cost of the financial asset before adjusting for any expected credit loss allowance), or at amortized cost of financial liabilities. Interest income for financial assets that are amortized cost that have become credit-impaired subsequent to initial recognition is recognized using the credit adjusted effective interest rate. This rate is calculated in the same manner as the effective interest rate except that expected credit losses are included in the expected cash flows. Interest income is therefore recognized on the amortized cost of the financial asset including expected credit losses. Should the credit risk on a credit-impaired financial asset improve such that the financial asset is no longer considered credit-impaired, interest income recognition reverts to a computation based on the rehabilitated gross carrying value of the financial asset.

Interest (IAS 18 – prior period only)

The Group applied the revenue recognition requirements of IAS 18, “Revenue” (IAS 18). Revenue was recognized when the amount of revenue and associated costs could be reliably measured, it is probable that economic benefits associated with the transaction will be realized and the stage of completion of the transaction could be reliably measured. This concept was applied to the key revenue generating activities of the Group as follows.

Interest from all interest-bearing assets and liabilities was recognized in “Net interest income” as “Interest income” and “Interest expense” in the Consolidated Statement of Profit and Other Comprehensive Income using the effective interest method. The effective interest rate is a method of calculating the amortized cost of a financial asset or a financial liability and of allocating the interest income or expense over the relevant period using the estimated future cash flows. The estimated future cash flows used in this calculation include those determined by the contractual terms of the asset or liability, all fees that are considered to be integral to the effective interest rate, direct and incremental transaction costs and all other premiums or discounts.

2.7 Income tax

Income tax expense comprises current and deferred tax. It is recognized in the Consolidated Statements of Profit and Other Comprehensive Income.

i.	Current tax

Current tax comprises the expected tax payable or receivable on taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantially enacted at the reporting date.

ii.	Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries and variable interest entity in the Group and the reversal of temporary differences. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

iii.	Tax exposures

In determining the amount of current and deferred tax, the Group considers the impact of tax exposures, including whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgments regarding the adequacy of existing tax liabilities; such changes to tax liabilities would impact tax expense in the period in which such a determination is made.

2.8 Financial assets and financial liabilities (IFRS 9 – 2018 only)

i	Initial recognition and measurement

Financial assets and financial liabilities are recognized when the entity becomes a party to the contractual provisions of the instrument.

At initial recognition, the Group measures a financial asset or financial liability at its fair value plus or minus transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability, such as fees and commissions. Immediately after initial recognition, an expected credit loss allowance is recognized for financial assets measured at amortized cost, which results in an accounting loss being recognized in profit or loss when an asset is newly originated.

ii	Classification and subsequent measurement

Management determines the classification of its financial assets and liabilities at initial recognition of the instrument or, where applicable, at the time of reclassification.

Financial assets

From January 1, 2018, the Group has applied IFRS 9 and classifies its financial assets into amortized cost measurement category. The Company’s financial assets that are held to collect the contractual cash flows and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) are measured at amortized cost.

Financial liabilities

The Group classifies its financial liabilities as measured at amortized cost.

iii	Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

In transactions in which the Group neither retains or transfers substantially all of the risks and rewards of ownership of a financial asset and its retains control over the asset, the Group continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which its is exposed to changes in the value of the transferred asset.

Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

iv Amortized cost measurement

The “amortized cost” of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured at initial recognition, minus principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between the initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.

v.	Identification and measurement of impairment

IFRS 9 outlines a “three-stage” model for impairment based on changes in credit quality since initial recognition as summarized below:

•	A financial instrument that is not credit-impaired on initial recognition is classified in “Stage 1” and has its credit risk continuously monitored by the Group.

•	If a significant increase in credit risk since initial recognition is identified, the financial instrument is moved to “Stage 2” but is not yet deemed to be credit-impaired.

•	If the financial instrument is credit-impaired, the financial instrument is then moved to “Stage 3”.

•	Financial instruments in Stage 1 have their expected credit loss measured at an amount equal to the portion of lifetime expected credit losses that result from default events possible within the next 12 months. Financial instruments in Stages 2 or 3 have their expected credit loss measured based on expected credit losses on a lifetime basis.

•	A pervasive concept in measuring expected credit loss in accordance with IFRS 9 is that it should consider forward looking information.

Significant increase in credit risk

The Group monitors its financial assets that are subject to the impairment requirements to assess whether there has been a significant increase in credit risk since initial recognition. If there has been a significant increase in credit risk the Group will measure the loss allowance based on lifetime rather than 12-month expected credit loss. The Group’s accounting policy is not to use the practical expedient that financial assets with “low” credit risk at the reporting date are deemed not to have had a significant increase in credit risk. As a result, the Group monitors all financial assets that are subject to impairment for significant increase in credit risk.

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument at the reporting date based on the remaining maturity of the instrument with the risk of a default occurring that was anticipated for the remaining maturity at the current reporting date when the financial instrument was first recognized. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort, based on the Group’s historical experience and expert credit assessment including forward-looking information.

The quantitative information is a primary indicator of significant increase in credit risk and is based on the change in lifetime probability of default by comparing:

•	the remaining lifetime probability of default at the reporting date; with

•	the remaining lifetime probability of default for this point in time that was estimated based on facts and circumstances at the time of initial recognition of the exposure.

The probability of defaults used are forward looking and the Group uses the same methodologies and data used to measure the loss allowance for expected credit loss.

The qualitative factors that indicate significant increase in credit risk are reflected in probability of default models on a timely basis.

Given that a significant increase in credit risk since initial recognition is a relative measure, a given change, in absolute terms, in the probability of default will be more significant for a financial instrument with a lower initial probability of default than compared to a financial instrument with a higher probability of default.

As a back-stop when an asset becomes 30 days past due, the Group considers that a significant increase in credit risk has occurred and the asset is in stage 2 of the impairment model, i.e. the loss allowance is measured as the lifetime expected credit loss.

Credit-impaired financial assets

A financial asset is “credit-impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Credit-impaired financial assets are referred to as Stage 3 assets. Evidence of credit-impairment includes observable data about the following events:

•	Significant financial difficulty of the borrower;

•	a breach of contract such as a default or past due event; or

•	the lender of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession that the lender would not otherwise consider.

It may not be possible to identify a single discrete event – instead, the combined effect of several events may have caused financial assets to become credit-impaired.

A loan is considered credit-impaired when a concession is granted to the borrower due to a deterioration in the borrower’s financial condition, unless there is evidence that as a result of granting the concession the risk of not receiving the contractual cash flows has reduced significantly and there are no other indicators of impairment. For financial assets where concessions are contemplated but not granted the asset is deemed credit impaired when there is observable evidence of credit-impairment including meeting the definition of default. The definition of default (see below) include unlikeliness to pay indicators.

Definition of default

Critical to the determination of expected credit loss is the definition of default. The definition of default is used in measuring the amount of expected credit loss and in the determination of whether the loss allowance is based on 12-month or lifetime expected credit loss, as default is a component of the probability of default which affects both the measurement of expected credit losses and the identification of a significant increase in credit risk.

The Group considers the following as constituting an event of default:

•	the borrower is past due more than nine months on any material credit obligation to the Group; or

•	the borrower is unlikely to pay its credit obligations to the Group in full.

When assessing if the borrower is unlikely to pay its credit obligation, the Group takes into account both qualitative and quantitative indicators. Quantitative indicators, such as overdue status and non-payment on another obligation of the same counterparty are key inputs in this analysis. The Group uses a variety of sources of information to assess default which are either developed internally or obtained from external sources.

Objective evidence of impairment

At each reporting date, the Group assesses whether there is objective evidence that financial assets are impaired. A financial asset or a group of financial assets is impaired when objective evidence demonstrates that a loss event has occurred after the initial recognition of the assets and that the loss event has an impact on the future cash flows of the assets and that the loss event has an impact on the future cash flows of the assets that can be estimated reliably.

Objective evidence that financial assets are impaired includes:

•	significant financial difficulty of the borrower;

•	default or delinquency by a borrower;

•	the restructuring of a loan by the Group on terms that the Group would not consider otherwise;

•	indications that a borrower will enter bankruptcy; or

•	observable data relating to a group of assets such as adverse changes in the payment status of borrowers in the group, or economic conditions that correlate with defaults in the group.

Impairment measurement and recognition

The Group recognizes loss allowance for expected credit loss on loan receivables.

Expected credit losses are required to be measured through a loss allowance at an amount equal to:

•	12-month expected credit loss, i.e. lifetime expected credit loss that result from those default events on the financial instrument that are possible within 12 months after the reporting date, (referred to as Stage 1); or

•	Full lifetime expected credit loss, i.e. lifetime expected credit loss that result from all possible default events over the life of the financial instrument, (referred to as Stage 2 and Stage 3).

A loss allowance for full lifetime expected credit loss is required for a financial instrument if the credit risk on that financial instrument has increased significantly since initial recognition. For all other financial instruments, expected credit losses are measured at an amount equal to the 12-month expected credit loss.

Expected credit losses are computed as unbiased, a probability-weighted estimate of the present value of credit losses. These are measured as the present value of the difference between the cash flows due to the Group under the contract and the cash flows that the Group expects to receive by evaluating a range of reasonably possible outcomes, the time value of money, and considering all reasonable and supportable information including that which is forward-looking, discounted at the asset’s effective interest rate.

For Stage 1 and 2 loans, the estimate of expected cash shortfalls over the life time of the loans is determined by multiplying the probability of default (“PD”) with the loss given default (“LGD”).

For credit-impaired financial instruments (Stage 3 loans), the estimate of cash shortfalls may require the use of expert credit judgment. Cash shortfalls are discounted using the effective interest rate on the financial instrument as calculated at initial recognition.

Impairment measurement and recognition

The Company’s initial contractual loan terms are within 12 months. For simplification purpose, for Stage 1 and Stage 2 loans, the Company recognized the expected credit losses for the lifetime of the loans.

Stage 1: Expected credit losses are recognized at the time of initial recognition of a financial instrument and represent the lifetime cash shortfalls arising from possible default events for the life of loan from the balance sheet date. Expected credit losses continue to be determined on this basis until there is either a significant increase in the credit risk of an instrument or the instrument becomes credit-impaired.

Stage 2: If a financial asset experiences a significant increase in credit risk since initial recognition, an expected credit loss provision is recognized for default events that may occur over the lifetime of the asset. Significant increase in credit risk is assessed by comparing the risk of default of an exposure at the reporting date to the risk of default at origination (after taking into account the passage of time). Significant does not mean statistically significant nor is it assessed in the context of changes in expected credit loss. Whether a change in the risk of default is significant or not is assessed using a number of quantitative and qualitative factors, the weight of which depends on the type of product and counterparty. Financial assets that are 30 or more days past due and not credit-impaired will always be considered to have experienced a significant increase in credit risk.

Stage 3: Financial assets that are credit-impaired (or in default) represent those that are past due more than the historical average collection period for past due loans, but not to exceed the original contractual loan terms. Financial assets are also considered to be credit-impaired where the obligors are unlikely to pay on the occurrence of one or more observable events that have a detrimental impact on the estimated future cash flows of the financial asset. It may not be possible to identify a single discrete event but instead the combined effect of several events may cause financial assets to become credit-impaired.

Loss provisions against credit-impaired financial assets are determined based on an assessment of the recoverable cash flows under a range of scenarios, including the realization of any collateral held where appropriate. The loss provisions held represent the difference between the present value of the cash flows expected to be recovered, discounted at the instrument’s original effective interest rate, and the gross carrying value of the instrument prior to any credit impairment.

2.9 Financial assets and financial liabilities (IAS 39 – prior period only)

i	Recognition

The Group initially recognizes loans and borrowings on the date on which they are originated.

A financial asset or financial liability is measured initially at fair value plus transaction costs that are directly attributable to its acquisition or issue.

ii	Classification

Financial assets

The Group classifies its financial assets into loans and receivables.

Financial liabilities

The Group classifies its financial liabilities as measured at amortized cost.

iii	Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

In transactions in which the Group neither retains or transfers substantially all of the risks and rewards of ownership of a financial asset and its retains control over the asset, the Group continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which its is exposed to changes in the value of the transferred asset.

Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

iv	Amortized cost measurement

The “amortized cost” of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured at initial recognition, minus principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between the initial amount recognized and the maturity amount, minus any reduction for impairment.

v.	Identification and measurement of impairment

Objective evidence of impairment

At each reporting date, the Group assesses whether there is objective evidence that financial assets are impaired. A financial asset or a group of financial assets is impaired when objective evidence demonstrates that a loss event has occurred after the initial recognition of the assets and that the loss event has an impact on the future cash flows of the asset(s) and that the loss event has an impact on the future cash flows of the asset(s) that can be estimated reliably.

Objective evidence that financial assets are impaired includes:

•	significant financial difficulty of the borrower;

•	default or delinquency by a borrower;

•	the restructuring of a loan by the Group on terms that the Group would not consider otherwise;

•	indications that a borrower will enter bankruptcy; or

•	observable data relating to a group of assets such as adverse changes in the payment status of borrowers in the group, or economic conditions that correlate with defaults in the group.

Individual and collective assessment

The Group considers evidence of impairment for loans at both a specific asset and a collective level. All individually significant loans are assessed for specific impairment.

Those found not to be specifically impaired are then collectively assessed for any impairment that has been incurred but not yet identified. Loans that are not individually significant are collectively assessed for impairment by grouping together loans with similar risk characteristics.

The individual component of the total allowance for impairment applies to financial assets evaluated individually for impairment, and found to be individually impaired, and is based on management’s best estimate of the present value of the cash flows that are expected to be received. In estimating these cash flows, management makes judgements about a debtor’s financial situation and the net realizable value of any underlying collateral. Each impaired asset is assessed on its merits, and the workout strategy and estimate of cash flows considered recoverable are independently approved by the Credit Risk function.

A collective component of the total allowance is established for groups of loans that are individually significant but that were not found to be individually impaired (loss “incurred but not reported” or IBNR).

The IBNR allowance covers credit losses inherent in portfolios of loans with similar credit risk characteristics when there is objective evidence to suggest that they contain impaired terms but the individual impaired items cannot yet be identified.

The IBNR allowance is based on historical loss rates, adjusted to reflect the current economic conditions affecting the portfolio. It reflects assumptions made about the loss emergence period i.e. the period between a loss event occurring and it being identified. Management estimates a loss emergence period for each identified portfolio and back-tests these estimates against past experience. The factors that may influence the loss emergence period include economic and market conditions, customer behavior, credit management process and collective experience.

In assessing the collective loss allowance, management considers factors such as credit quality, concentrations and economic factors. To estimate the required allowance, assumptions are made to define how inherent losses are modeled and to determine the required input parameters, based on historical experience and current economic conditions. The accuracy of the allowance depends on the model assumptions and parameters used in determining the collective allowance.

Measurement

Impairment losses on assets measured at amortized costs are calculated as the difference between the carrying amount and the present value of estimated future cash flows discounted at the asset’s original effective interest rate.

Impairment losses are recognized in the Consolidated Statement of Profit and Other Comprehensive Income and reflected in an allowance for loan losses account against loans. If an event occurring after the impairment was recognized causes the amount of impairment loss to decrease, then the decrease in impairment loss is reversed in the Consolidated Statement of Profit and Other Comprehensive Income.

2.10 Cash and cash equivalents

For the purpose of the consolidated cash flow statements, cash and cash equivalents consist of cash on hand, balances with banks and time deposits with banks with original maturity of three months or less.

2.11 Property and equipment

Property and equipment are initially measured at cost. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to the working condition and location for its intended use. Expenditure incurred after property and equipment have been put into operation, such as repairs and maintenance, is normally expensed in the period in which incurred.

Property and equipment are subsequently measured at cost less accumulated depreciation. Property and equipment are depreciated on a straight-line basis, considering any estimated residual value, over the estimated useful lives of the assets. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The estimated useful lives of the assets are as follows:

Estimated useful life
Property	20 years
Leasehold improvement	5 years
Vehicles	5 years
Office equipment and furniture	3 years

2.12 Intangible assets

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives of five years.

2.13 Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that is largely independent of the cash inflows of other assets.

The recoverable amount of an asset is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An impairment loss is recognized if the carrying amount of an asset exceeds its recoverable amount.

Impairment losses are recognized in the Consolidated Statement of Profit and Other Comprehensive Income.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

2.14 Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

2.15 Share-based payments

In December 2010, the Company established the 2010 Equity Incentive Plan to help recruit and retain key employees, directors or consultants by providing incentives through the granting of equity awards. Under the 2010 Equity Incentive Plan, the Company may issue equity awards in the form of share options, restricted shares, or share appreciation rights. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards is 23,200,000. No awards were made under the plan during the years ended December 31, 2016 and 2017. For the year ended December 31, 2018, a total of 862,148 ordinary shares were issued to certain directors and a key employee as a share-based compensation.

The Group recognizes share-based compensation in relation to awards issued under the 2010 Equity Incentive Plan in the Consolidated Statements of Profit and Other Comprehensive Income based on the fair value of the equity awards on the date of the grant, and considering any applicable performance criteria and estimated forfeitures, with compensation expense recognized over the period in which the recipient is required to provide service to the Group in exchange for the equity award.

The estimation of share awards that ultimately vest requires judgment, and to the extent actual results differ from estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company will consider various factors when estimating expected forfeitures, including historical experience. Actual results may differ substantially from these estimates.

The fair value of share options granted to employees and directors under the 2010 Equity Incentive Plan is determined using option pricing models, which consider the exercise price relative to the market value of the underlying shares, the expected share price volatility, the risk-free interest rate and the dividend yield, and the estimated period of time option grants are outstanding before they are ultimately exercised.

For shares granted to employees, the fair value of the shares is measured as the difference between the market price of the Company’s ordinary shares, adjusted to take into account the terms and conditions upon which the shares were granted (except for vesting conditions that are excluded from the measurement of fair value) and the purchase price of the grant. Adjustments to the market price of the ordinary shares could arise, for example, if the employee is not entitled to receive dividends during the vesting period.

2.16 Social benefits contributions

Pursuant to the relevant regulations of the PRC government, the Group’s PRC subsidiaries participate in a local municipal government social benefits plan, and is required to contribute a certain percentage of the basic salaries of its employees to fund their retirement benefits. The local municipal government undertakes to assume the retirement benefits obligations of all existing and future retired employees. The Group’s only obligation is to pay the ongoing required contributions. Contributions are charged to expense as incurred. There are no provisions whereby forfeited contributions may be used to reduce future contributions. Amounts contributed during the years ended December 31, 2016, 2017 and 2018, are discussed in Note 10.

2.17 Value added tax (“VAT”)

Interest income in the PRC are subject to VAT at 6% (output VAT). Input tax on purchases can be deducted from output VAT. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of other receivables or other payables in the Consolidated Statement of Financial Position. Revenues, expenses and assets are recognized net of VAT except:

•	where the VAT incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

•	receivables and payables are stated with VAT included.

2.18 Share capital

The transaction costs of an equity transaction are accounted for as a deduction from equity (net of any related income tax benefit) to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. These incremental costs include registration and other regulatory fees, amounts paid to legal, accounting and other professional advisors, printing costs and stamp duties, excluding management salaries, items normally included in general and administrative expenses or other recurring costs. Specifically, legal and accounting fees do not include any fees that would have been incurred in the absence of such issuance.

2.19 Earnings per shares

The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss that is attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss that is attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.

2.20 Leases

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Annual rentals applicable to such operating leases are charged to expense on a straight-line basis over the lease terms except where an alternative basis is more representative of the pattern of benefits to be derived from the leased assets. Lease incentives received are recognized in the Consolidated Statements of Profit and Other Comprehensive Income as an integral part of the aggregate net lease payments made. Contingent rentals are charged to the Consolidated Statements of Profit and Other Comprehensive Income in the accounting period in which they are incurred.

2.21 Changes in accounting policies

On January 1, 2018, the Group adopted International Financial Reporting Standard 9 Financial Instruments (“IFRS 9”) and International Financial Reporting Standard 15 Revenue from Contracts with Customers (“IFRS 15”) as issued by the International Accounting Standards Board (“IASB”) with a date of transition of January 1, 2018, which resulted in changes in accounting policies and adjustments to the amounts previously recognized in the financial statements. IFRS 9 replaces International Accounting Standard 39 Financial Instruments: Recognition and Measurement (“IAS 39”) and introduces new requirements for the classification and measurement of financial instruments, the recognition and measurement of credit impairment provisions; and provides for a simplified approach to hedge accounting. IFRS 15 specifies how and when the Company should recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard provides a single, principles based five-step model to be applied to all contracts with customers. The Group did not early adopt any of IFRS 9 and IFRS 15 in previous period.

As permitted by the transitional provisions of IFRS 9, the Group elected not to restate comparative figures on the basis that it is not possible to do so without the use of hindsight. Instead, the Group adjusted the retained earnings as of January 1, 2018 to reflect the impacts of adoption of IFRS 9. Instead, the Company adjusted the retained earnings as of January 1, 2018 to reflect the impacts of adoption of IFRS 9. Any adjustments to the carrying amounts of financial assets and liabilities at the date of transition were recognized in the opening retained earnings and other reserves of the current period.

Consequently, for notes disclosures, the consequential amendments to International Financial Reporting Standard Financial Instruments: Disclosures (“IFRS 7”) have also only been applied to the current period. The comparative period notes disclosures repeat those disclosures made in the prior year.

The adoption of IFRS 9 has resulted in changes in the Group accounting policies for recognition, classification and measurement of financial assets and financial liabilities and impairment of financial assets. IFRS 9 also significantly amends other standards dealing with financial instruments such as IFRS 7.

Set out below are disclosures relating to the impact of the adoption of IFRS 9 on the Group. Further details of the specific IFRS 9 accounting policies applied in the current period (as well as the previous IAS 39) accounting policies applied in the comparative period) are described in more detail in section below.

(a)	Classification and measurement of financial instruments

The measurement category and the carrying amount of financial assets and liabilities in accordance with IAS 39 and IFRS 9 at January 1, 2018 are compared as follows:

	IAS 39		IFRS 9
	Measurement category	Carrying amount	Measurement category	Carrying amount
		RMB’000		RMB’000
Cash and cash equivalents	Amortised cost (loans and receivables)	21,717	Amortised cost	21,717
Interest receivables	Amortised cost (loans and receivables)	39,628	Amortised cost	11,320
Loan receivables	Amortised cost (loans and receivables)	791,390	Amortised cost	585,652

There were no changes to the classification and measurement of financial liabilities. The carrying amounts for all financial liabilities at January 1, 2018 have not been impacted by the initial application of IFRS 9.

(b)	Reconciliation of statement of financial position balances from IAS 39 to IFRS 9

The Group performed a detailed analysis of its business models for managing financial assets and analysis of their cash flow characteristics.

The following table reconciles the carrying amounts of financial assets, from their previous measurement category in accordance with IAS 39 to their new measurement categories upon transition to IFRS 9 on January 1, 2018:

	IAS 39 carrying amount			IFRS 9 carrying amount
	December 31, 2017	Reclassification	Remeasurements	January 1, 2018
	RMB’000	RMB’000	RMB’000	RMB’000
Cash and cash equivalents	21,717	-	-	21,717
Interest receivables	39,628	-	(28,308)	11,320
Loan receivables	791,390	-	(205,738)	585,652
	852,735	-	(234,046)	618,689

(c)	Reconciliation of impairment allowance balance from IAS 39 to IFRS 9

The following table reconciles the prior period’s closing impairment allowance measured in accordance with the IAS 39 incurred loss model to the new impairment allowance measured in accordance with the IFRS 9 expected loss model at January 1, 2018:

	Loan loss allowance under IAS 39	Reclassification	Remeasurements	Loan loss allowance under IFRS 9
	RMB’000	RMB’000	RMB’000	RMB’000

Cash and cash equivalents	-	-	-	-
Interest receivables	508	-	1,944	2,452
Loan receivables	26,724	-	304,238	330,962
Total	27,232	-	306,182	333,414